Organization and principal activities	12 Months Ended
Dec. 31, 2022
Organization and principal activities
Organization and principal activities
1	Organization and principal activities
(a)	Organization and nature of operation

iClick Interactive Asia Group Limited (the “Company”) and its subsidiaries are collectively referred to as the Group. The Company was incorporated under the law of Cayman Islands as a limited company on February 3, 2010. The Group is principally engaged in (i) the provision of online advertising services (“Marketing Solutions”) and (ii) the provision of software and data analytical tool licenses, customer relationship management solutions, and digitalized operational solutions (“Enterprise Solutions”). The Group’s principal operations and geographic market are in Greater China and have offices in Hong Kong and The People’s Republic of China (“the PRC”). There are also sales teams in Singapore and the United Kingdom.

The accompanying consolidated financial statements include the financial statements of the Company, its principal subsidiaries and consolidated VIE and the VIE’s subsidiaries (defined in Note 1(b)) as follows:

		Effective interest held
		through equity
		ownership/ contractual	Date of	Place of
		arrangements	incorporation/	incorporation/
Name	Relationship	(Note (i))	establishment	establishment	Principal activities
Tetris Media Limited	Subsidiary	100%	July 2007	Hong Kong	Investment holding
iClick Interactive Asia Limited	Subsidiary	100%	December 2008	Hong Kong	Online advertising, SaaS products and services
China Search (Asia) Limited	Subsidiary	100%	September 2010	Hong Kong	Online advertising
iClick Interactive (Singapore) Pte. Ltd.	Subsidiary	100%	January 2011	Singapore	Online advertising
iClick Data Technology (Beijing) Limited (“Beijing WFOE”)	Subsidiary	100%	January 2011	The PRC	Online advertising, SaaS products and services
Search Asia Technology (Shenzhen) Co., Ltd.	Subsidiary	100%	January 2011	The PRC	Online advertising
Performance Media Group Limited	Subsidiary	100%	January 2013	Hong Kong	Online advertising
CMRS Digital Solutions Limited	Subsidiary	100%	April 2008	Hong Kong	Online advertising, SaaS products and services
Beyond Digital Solutions Limited	Subsidiary	100%	April 2010	Hong Kong	Online advertising, SaaS products and services
CruiSo Digital Solutions Limited	Subsidiary	100%	May 2011	Hong Kong	Online advertising, SaaS products and services
Tetris Information Technology (Shanghai) Co., Ltd.	Subsidiary	100%	April 2008	The PRC	Online advertising, SaaS products and services
OptAim (Beijing) Information Technology Co., Ltd. (“OptAim WFOE”)	Subsidiary	100%	November 2014	The PRC	Online advertising, SaaS products and services

1	Organization and principal activities (Continued)
(a)	Organization and nature of operation (Continued)

The accompanying consolidated financial statements include the financial statements of the Company, its principal subsidiaries and consolidated VIE and the VIE’s subsidiaries (defined in Note 1(b)) as follows: (Continued)

		Effective interest held
		through
		equity ownership/
		contractual	Date of	Place of
		arrangements	incorporation/	incorporation/
Name	Relationship	(Note (i))	establishment	establishment	Principal activities
Anhui Zhiyunzhong Information Technology Co., Ltd. (“OptAim Anhui”)	Subsidiary	100%	November 2017	The PRC	Online advertising, SaaS products and services
Tetris (Shanghai) Data Technology Co., Ltd.	Subsidiary	100%	October 2020	The PRC	Online advertising, SaaS products and services
Zhiyunzhong (Shanghai) Technology Co., Ltd. (“Shanghai OptAim”)	Subsidiary	100%	September 2014	The PRC	Online advertising
Beijing OptAim Network Technology Co., Ltd. (“Beijing OptAim”)	VIE	100%	September 2012	The PRC	Online advertising
Shanghai Myhayo Technology Co., Ltd. (“Myhayo”) (Notes (ii), (iii))	VIE’s subsidiary	36.8%	May 2017	The PRC	Mobile content aggregator and online advertising
Anhui Myhayo Technology Co., Ltd. (“Anhui Myhayo”) (Notes (ii), (iii))	VIE’s subsidiary	36.8%	September 2018	The PRC	Mobile content aggregator and online advertising
Changyi (Shanghai) Information Technology Ltd. (“Changyi”) (Note (iv))	Subsidiary	100%	January 2014	The PRC	SaaS products and services
Xi’an Changzhan Information Technology Ltd. (“Xian Changyi”)	Subsidiary	100%	August 2019	The PRC	SaaS products and services
Optimal Power Limited (“Optimal”) (Note (v))	Subsidiary	100%	September 2019	BVI	Investment holding

Note:

(i)	Save for the impacts from the transactions detailed in Notes (iii), (iv) and (v) below, there was no change in the Company’s effective interest held through equity ownership/ contractual arrangements over the principal subsidiaries and consolidated VIE and the VIE’s subsidiaries during the years ended December 31, 2020, 2021 and 2022.
(ii)	Although the Company owns less than 50% ownership in these entities, these entities are consolidated as the Company obtains control with its controlling voting right at the level of both shareholders and board of directors pursuant to agreements with other investors of these entities.

1	Organization and principal activities (Continued)
(a)	Organization and nature of operation (Continued)

Note: (Continued)

(iii)	The Company acquired 40% equity interest of Anhui Myhayo and Shanghai Myhayo in November 2018. In August 2019 and August 2020, there were contribution from non-controlling interests of US$2,905 to Anhui Myhayo and US$73 to Shanghai Myhayo, respectively, whereby the Company’s (i) equity interest in Anhui Myhayo was diluted to 36.8% in August 2019 and (ii) equity interest in Shanghai Myhayo was diluted to 36.8% in August 2020. These transactions did not result in a loss of the Company’s control over Anhui Myhayo and Shanghai Myhayo and were accounted for as transactions with non-controlling interests, resulting in an increase in equity by US$2,905 and US$73 for the years ended December 31, 2019 and 2020, respectively.
(iv)	The Company acquired 34.38% equity interest of Changyi, which held 100% equity interest of Suzhou Changyi, Xian Changyi, Shanghai Changyu and Anhui Aizhishu, in January 2019. During the years ended December 31, 2019, 2020 and 2022, the Company has further completed the following transactions in relation to Changyi.
-	In May 2019, the Company injected a total cash of RMB15 million (equivalent to US$2,217) to Changyi as paid-up capital, upon which the Company’s equity interest in Changyi increased to 41.46%.
-

In September 2020, the Company further injected a total cash of RMB65 million (equivalent to US$9,477) to Changyi as paid-up capital, resulting in a transfer of non-controlling interests of US$1,716 to additional paid-in capital for the year ended December 31, 2020. The Company’s equity interest in Changyi increased further to 52.62%.

-

In December 2020, the Company acquired 7.22% equity interest of Changyi from non-controlling interests using 313,011 Class A ordinary shares of the Company with a fair market value of US$4,176, resulting in a transfer of non-controlling interests of US$1,658 to additional paid-in capital for the year ended December 31, 2020. The Company’s equity interests in Changyi increased further to 59.84%.

-

In August 2022, the Company acquired the remaining 40.16% equity interest of Changyi from non-controlling interests using cash consideration of US$722 and 1,545,663 class A ordinary shares of the Company with a fair market value of US$1,577, resulting in a transfer of non-controlling interests of US$833 to additional paid-in capital for the year ended December 31, 2022. Upon completion of this transaction, the Company owns 100% equity interests in Changyi.

These transactions did not change the Company’s control over Changyi and were not accounted for as transactions with non-controlling interests.

(v)	The Company acquired 80% equity interest of Optimal in May 2020 (Note 4(a)). In December 2020, the Company acquired the remaining 20% equity interest of Optimal from the non-controlling interest at a cash consideration of US$7,003, whereby the Company’s equity interests in Optimal increased to 100%. This was accounted for as a transaction with non-controlling interests with an increase in additional paid-in capital of US$1,137 and a reduction in non-controlling interests of US$8,140 for the year ended December 31, 2020.

1	Organization and principal activities (Continued)
(b)	Consolidated VIE and VIE’s subsidiaries

When the Company acquired OptAim WFOE in July 2015, OptAim WFOE is considered as a foreign invested enterprise and any foreign ownership in advertising business was subject to certain restrictions under the PRC laws and regulations at that time. To comply with the then-effective PRC laws and regulations, certain of the Group’s operations are conducted through Beijing OptAim and its subsidiaries (together, “OptAim VIE”). OptAim WFOE, a wholly-owned subsidiary of the Company, or a wholly foreign owned enterprise (“WFOE”) of the Company, entered into a series of contractual agreements among Beijing OptAim and Beijing OptAim’s legal shareholders.

Management evaluated the contractual relationships among the Company, OptAim WFOE and OptAim VIE as detailed below, and concluded that OptAim WFOE is the primary beneficiary of OptAim VIE. As a result, OptAim VIE’s results of operations, assets and liabilities have been included in the Group’s consolidated financial statements.

As a result of an internal restructuring within the Group in 2021 to move the VIE structure from OptAim WFOE to Beijing WFOE (being another wholly-owned subsidiary of the Company in the PRC), on November 1, 2021, the VIE contractual agreements as detailed below were amended and restated, which were to provide Beijing WFOE with the power, rights and obligations equivalent in all material respects to those it would possess as the principal equity holder of OptAim VIE by signing such contractual agreements among Beijing OptAim and Beijing OptAim’s legal shareholders to have Beijing WFOE replacing OptAim WFOE as the primary beneficiary of OptAim VIE.

OptAim VIE

The Company’s relationships with Beijing OptAim and its shareholders are governed by the following contractual arrangements:

●	Cooperative Agreement

Under the cooperative agreement between OptAim WFOE/Beijing WFOE and Beijing OptAim, OptAim WFOE/Beijing WFOE has the exclusive right to provide to Beijing OptAim, among others, technical consulting, technical support, business consulting, and appointment and dismissal of employees. OptAim WFOE/Beijing WFOE will collect a fee from Beijing OptAim to be determined at the sole discretion of OptAim WFOE/Beijing WFOE. The term of this agreement will not expire unless OptAim WFOE/Beijing WFOE provides prior written notice to Beijing OptAim.

●	Purchase Option Agreement

The parties to the purchase option agreement are OptAim WFOE/Beijing WFOE, Beijing OptAim and each of the shareholders of Beijing OptAim. Under the purchase option agreement, each of the shareholders of Beijing OptAim irrevocably granted OptAim WFOE/Beijing WFOE or its designated representative(s) an exclusive option to purchase, to the extent permitted under PRC law, all or part of its equity interests in Beijing OptAim. OptAim WFOE/Beijing WFOE or its designated representative(s) have sole discretion as to when to exercise such options, either in part or in full. Without prior written consent from OptAim WFOE/Beijing WFOE, Beijing OptAim’s shareholders shall not sell, transfer, mortgage or otherwise dispose their equity interests in Beijing OptAim. The agreement will not expire until all shares of Beijing OptAim are transferred to OptAim WFOE/Beijing WFOE or its designated representative(s).

1	Organization and principal activities (Continued)
(b)	Consolidated VIE and VIE’s subsidiaries (Continued)
●	Power of Attorney

Pursuant to the irrevocable power of attorney executed by the shareholders of Beijing OptAim, Beijing OptAim appointed OptAim WFOE/Beijing WFOE as its attorney-in-fact to exercise all shareholders’ rights in Beijing OptAim, including, without limitation, the power to vote on all matters of Beijing.

OptAim requiring shareholder approval under PRC laws and regulations and the articles of association of Beijing OptAim. The power of attorney will remain in force until OptAim WFOE/Beijing WFOE provides prior written notice to Beijing OptAim.

●	Pledge Agreement

Pursuant to the pledge agreement between OptAim WFOE/Beijing WFOE and the shareholders of Beijing OptAim, the shareholders of Beijing OptAim have pledged all of their equity interests in Beijing OptAim to OptAim WFOE/Beijing WFOE to guarantee the performance by Beijing OptAim under the cooperative agreement, purchase option agreement, and powers of attorney. If Beijing OptAim and/or its shareholders breach their contractual obligations under those agreements, OptAim WFOE/Beijing WFOE, as pledgee, will be entitled to certain rights, including the right to sell the pledged equity interests. Under the pledge agreement, the shareholders of Beijing OptAim are not able to provide any other guarantee by pledging the shares of Beijing OptAim, transfer or sell their pledged shares to other individual, change share capital of Beijing OptAim or transfer or sell the assets out of Beijing OptAim. The shareholders of Beijing OptAim have completed the registration of the equity pledge with the relevant office of the Administration for Industry and Commerce in accordance with the PRC Property Rights Law on June 21, 2017.

Through the aforementioned contractual agreements, OptAim VIE is considered VIE in accordance with Generally Accepted Accounting Principles in the United States (“U.S. GAAP”) because the Company, through OptAim WFOE/Beijing WFOE, has the ability to:

●	exercise effective control over OptAim VIE whereby having the power to direct OptAim VIE’s activities that most significantly drive the economic results of OptAim VIE;
●	receive substantially all of the economic benefits and residual returns, and absorb substantially all the risks and expected losses from OptAim VIE as if it was their sole shareholder; and
●	have an exclusive option to purchase all of the equity interests in OptAim VIE.

As of December 31, 2021 and 2022, the total assets of OptAim VIE (excluding amounts due from subsidiaries of the Group) were US$10,506 and US$7,110, respectively, mainly comprising cash and cash equivalents, accounts receivable, prepaid media costs, property and equipment, intangible assets, right-of-use assets, other long-term investment and other assets. As of December 31, 2021 and 2022, the total liabilities of OptAim VIE (excluding amounts due to subsidiaries of the Group) were US$6,741 and US$5,188 respectively, mainly comprising accounts payable, deferred revenue, lease liabilities, bank borrowings, income tax payable, accrued liabilities and other current liabilities, and deferred tax liabilities.

1	Organization and principal activities (Continued)
(b)	Consolidated VIE and VIE’s subsidiaries (Continued)

In accordance with the aforementioned agreements, the Company has the power to direct activities of OptAim VIE, and can have assets transferred out of OptAim VIE. Therefore the Company considers that there is no asset in OptAim VIE that can be used only to settle obligations of OptAim VIE, except for registered capital and PRC statutory reserves of OptAim VIE amounting to US$2,081 and US$2,081, respectively, as of December 31, 2021 and 2022. As Beijing OptAim and its subsidiaries were incorporated as limited liability companies under the PRC Company Law, the creditors do not have recourse to the general credit of the Company for all the liabilities of OptAim VIE. Currently there is no contractual arrangement that could require the Company to provide additional financial support to OptAim VIE.

As the Company is conducting its PRC online advertising services business through OptAim VIE, the Company will, if needed, provide such support on a discretion basis in the future, which could expose the Company to a loss.

There is no VIE where the Company has variable interest but is not the primary beneficiary.

In the opinion of the Company’s management, the contractual arrangements among its subsidiary, the VIE and the nominee shareholder are in compliance with current PRC laws and are legally binding and enforceable. However, uncertainties in the interpretation and enforcement of the PRC laws, regulations and policies could limit the Company’s ability to enforce these contractual arrangements. In addition, the nominee shareholder of the VIE is Mr Jian Tang, the chairman of our board of directors and our chief executive officer, who controls around 30% of the Company in terms of voting power. Therefore, the enforceability of the contractual agreements between the Company’s subsidiary, the VIE and its nominee shareholder depends on whether the shareholder will fulfil these contractual agreements. As a result, the Company may be unable to consolidate the VIE and VIE’s subsidiaries in the consolidated financial statements.

The Company’s ability to control OptAim VIE also depends on the power of attorney and the effect of the share pledge under the Pledge Agreement and OptAim WFOE/Beijing WFOE has to vote on all matters requiring shareholder approval in OptAim VIE. As noted above, the Company believes this power of attorney is legally enforceable but may not be as effective as direct equity ownership.

1	Organization and principal activities (Continued)
(c)	Share offerings in 2020
(i)	Private investment in public equity offering (“PIPE”)

The Company completed a PIPE offering on June 22, 2020 and issued a total of 2,107,400 Class A ordinary shares. The net proceeds received by the Company, after deducting offering expenses of US$3,469, amounted to US$18,531.

(ii)	Follow-on offering

The Company completed a follow-on offering of 8,500,001 American Depositary Shares (“ADSs”) (equivalent to 4,250,001 Class A ordinary shares) at a public offering price of US$8.50 per ADS on September 8, 2020. Each ADS represents 0.5 common share. Of the ADSs sold in the follow-on offering, 6,877,214 ADSs (equivalent to 3,438,607 Class A ordinary shares) were newly issued and sold by the Company and 1,622,787ADSs (equivalent to 811,394 Class A ordinary shares) were sold by an existing shareholder. The net proceeds received by the Company, after deducting offering expenses of US$5,070, amounted to US$53,386.

(d)	Issuance of shares to a new investor in 2021

Pursuant to a share subscription agreement entered into between the Company and a new investor Baozun Inc. (“Baozun”) in January 2021, the Company has issued a total of 649,349 Class B ordinary shares to Baozun for net cash proceeds received by the Company, after deducting an incremental cost of US$213, of US$17,010.

Cash proceeds received by the Company from the issuance of Class B ordinary shares to Baozun were calculated at US$26.52 per share, which was at discount as compared to the fair value of US$28.88 as determined based on the closing stock price as of the date of share issuance. The total discount of this share issuance amounting to US$1,530 represented an incentive to Baozun to enter into the strategic cooperation framework agreement with the Company, which was recognized as share-based compensation expenses in the consolidated during the year ended December 31, 2021.